Dividends - Summary of Dividends Paid And Proposed (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Dividends Paid and Proposed [abstract]
Final (declared for previous year)	$ 78.1	$ 71.0
Interim	39.9	36.3
Special	262.1
Dividends paid	380.1	107.3
Final Proposed (not recognised as a liability at 31 December)	$ 85.9	$ 78.1
Final (declared for previous year)	$ 139	$ 130
Interim	72	69
Special	510
Dividends paid	$ 721	199
Final Proposed (not recognised as a liability at 31 December)		$ 141